U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


1.   Name and address of issuer:

          Goldman Sachs Money Market Trust
          4900 Sears Tower
          Chicago, Illinois  60606

2. Name of each series or class of funds for which this notice is filed:

          ILA Prime Obligations Portfolio
          ILA Money Market Portfolio
          ILA Government Portfolio
          ILA Treasury Obligations Portfolio
          ILA Treasury Instruments Portfolio
          ILA Federal Portfolio
          ILA Tax-Exempt Diversified Portfolio
          ILA Tax-Exempt California Portfolio
          ILA Tax-Exempt New York Portfolio
          FS Prime Obligations Fund
          FS Money Market Fund
          FS Treasury Obligations Fund
          FS Government Fund
          FS Tax-Free Money Market Fund

3.   Investment Company Act File Number:  811-2958

     Securities Act File Number:  2-54809

4.   Last day of fiscal year for which this notice is filed:

          December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                       [   ]


6.   Date of termination of issuer's declaration under rule
     24f-2(a)(1), if applicable (see Instruction A.6):

          N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          Number =  -0-
          Amount =  -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          Number =  -0-
          Amount =  -0-

9. Number and aggregate sale price of securities sold during the fiscal year:

     Fund                               Dollars        Shares
     ----                               -------        ------
ILA Prime Obligations Portfolio     $9,673,577,712   9,673,577,712
ILA Money Market Portfolio           8,319,795,180   8,319,795,180
ILA Government Portfolio             5,132,557,671   5,132,557,671
ILA Treasury Obligations Portfolio   5,376,227,123   5,376,227,123
ILA Treasury Instruments Portfolio   5,303,239,239   5,303,239,239
ILA Federal Portfolio               16,045,333,692  16,045,333,692
ILA Tax-Exempt Diversified
    Portfolio                        9,553,602,236   9,553,602,236
ILA Tax-Exempt California
    Portfolio                        2,969,466,722   2,969,466,722
ILA Tax-Exempt New York
    Portfolio                          651,708,809     651,708,809
FS Prime Obligations Fund           48,607,642,048  48,607,642,048
FS Money Market Fund                44,348,179,853  44,348,179,853
FS Treasury Obligations Fund        20,428,118,527  20,428,118,527
FS Government Fund                  14,133,561,561  14,133,561,561
FS Tax-Free Money Market Fund        4,675,755,380   4,675,755,380
                                    --------------  --------------
Total                             $195,218,765,753  195,218,765,753

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:

     Fund                               Dollars        Shares
     ----                               -------        ------

ILA Prime Obligations Portfolio     $9,673,577,712   9,673,577,712
ILA Money Market Portfolio           8,319,795,180   8,319,795,180
ILA Government Portfolio             5,132,557,671   5,132,557,671
ILA Treasury Obligations Portfolio   5,376,227,123   5,376,227,123
ILA Treasury Instruments Portfolio   5,303,239,239   5,303,239,239
ILA Federal Portfolio               16,045,333,692  16,045,333,692
ILA Tax-Exempt Diversified
    Portfolio                        9,553,602,236   9,553,602,236
ILA Tax-Exempt California
    Portfolio                        2,969,466,722   2,969,466,722
ILA Tax-Exempt New York
    Portfolio                          651,708,809     651,708,809
FS Prime Obligations Fund           48,607,642,048  48,607,642,048
FS Money Market Fund                44,348,179,853  44,348,179,853
FS Treasury Obligations Fund        20,428,118,527  20,428,118,527
FS Government Fund                  14,133,561,561  14,133,561,561
FS Tax-Free Money Market Fund        4,675,755,380   4,675,755,380
                                    --------------  --------------
Total                             $195,218,765,753  195,218,765,753


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          * Dollars and shares reinvested are included in securities sold above.

12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities
          sold during the fiscal year in
          reliance on rule 24f-2 (from Item 10):
                                                  $195,218,765,753
                                                  ----------------

     (ii) Aggregate price of shares issued in
          connection with dividend reinvestment
          plans (from Item 11, if applicable):
                                                  *
                                                  ----------------

    (iii) Aggregate price of shares redeemed or
          repurchased during the fiscal year
          (if applicable):
                                                $190,508,493,152**
                                                ------------------

     (iv) Aggregate price of shares redeemed or
          repurchased and previously applied as
          a reduction to filing fees pursuant to
          rule 24e-2 (if applicable):
                                                  N/A
                                                  ----------------

     (v)  Net aggregate price of securities sold
          and issued during the fiscal year in
          reliance on rule 24f-2 (line (i), plus
          line (ii), less line (iii), plus line
          (iv) (if applicable):
                                                  $4,710,272,601
                                                  ----------------

     (vi) Multiplier prescribed by Section 6(b)
          of the Securities Act of 1933 or other
          applicable law or regulation (see
          Instruction C.6):
                                                  x 1/3300
                                                  ----------------

    (vii) Fee due (line (i) or line (v)
          multiplied by line (vi)):
                                                  $1,427,355
                                                  ----------------

Instruction:        Issuers should complete lines (ii), (iii),
                    (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CPR
     202.3a).

                                                  [  ]

     Date of mailing or wire transfer of filing fees to the Commissioner's lockbox depository:

          February 28, 1997

                                SIGNATURES

     This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

     By (Signature and Title)*  John M. Perlowski
                         --------------------------------------
                         John M. Perlowski, Assistant Treasurer
                         --------------------------------------

     Dated: February 28, 1997
           ------------------------


     *Please print the name and title of the signing officer below the signature.

     **                            Price of       Number of
                                   Shares         Shares
                                   Redeemed or    Redeemed or
     Fund                          Repurchased    Repurchased
     ----                          -----------    -----------
ILA Prime Obligations
    Portfolio                   ($9,961,847,278)  (9,961,847,278)
ILA Money Market Portfolio       (8,092,253,028)  (8,092,253,028)
ILA Government Portfolio         (5,011,078,568)  (5,011,078,568)
ILA Treasury Obligations
    Portfolio                    (5,492,732,128)  (5,492,732,128)
ILA Treasury Instruments
    Portfolio                    (4,850,904,367)  (4,850,904,367)
ILA Federal Portfolio           (15,106,127,095) (15,106,127,095)
ILA Tax-Exempt Diversified
    Portfolio                    (9,392,133,030)  (9,392,133,030)
ILA Tax-Exempt California
    Portfolio                    (2,875,637,134)  (2,875,637,134)
ILA Tax-Exempt New York
    Portfolio                      (654,470,394)    (654,470,394)
FS Prime Obligations Fund       (47,756,596,271) (47,756,596,271)
FS Money Market Fund            (43,600,991,427) (43,600,991,427)
FS Treasury Obligations Fund    (19,343,068,853) (19,343,068,853)
FS Government Fund              (13,746,823,336) (13,746,823,336)
FS Tax-Free Money Market Fund    (4,623,830,243)  (4,623,830,243)
                                --------------- ---------------
Total                          ($190,508,493,152) (190,508,493,152)